Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash received equity method investments	€ 99.9	€ 89.2	€ 19.7
Funding provided for tooling equity method investment [Member]
Additions related to non-cash transfers	€ 184.1	€ 191.6	€ 36.5